Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term debt
end of	2016	2015
Long-term debt (CHF million)
Senior	168,601	157,986
Subordinated	22,955	24,796
Non-recourse liabilities from consolidated VIEs	1,759	14,826
Long-term debt	193,315	197,608
of which reported at fair value	72,868	80,931
of which structured notes	59,544	54,848

Schedule of Structured notes	Structured notes by product
end of	2016	2015
Structured notes (CHF million)
Equity	35,980	35,594
Fixed income	16,395	11,534
Credit	5,713	5,261
Other	1,456	2,459
Total structured notes	59,544	54,848

Long-term debt by maturities
Long-term debt by maturities
end of			2017			2018			2019			2020			2021			Thereafter	Total
Group parent company (CHF million)
Subordinated debt
Fixed rate			0			290			0			0			0			4,788	5,078
Interest rates (range in %) [1]			–			6.0			–			–			–	6.3	–	7.5	–
Subtotal – Group parent company			0			290			0			0			0			4,788	5,078
Subsidiaries (CHF million)
Senior debt
Fixed rate			12,661			11,329			15,679			9,373			7,696			33,840	90,578
Variable rate			19,168			13,343			7,234			5,648			7,055			25,575	78,023
Interest rates (range in %) [1]	0.0	–	14.6	0.0	–	14.2	0.0	–	13.6	0.1	–	14.3	0.1	–	4.0	0.1	–	8.2	–
Subordinated debt
Fixed rate			163			10,240			0			1,933			19			5,269	17,624
Variable rate			51			0			202			0			0			0	253
Interest rates (range in %) [1]	1.6	–	7.0	4.9	–	13.3			0.8	3.4	–	7.0			0.0	5.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			421			255			357			1			30			0	1,064
Variable rate			5			25			0			0			0			665	695
Interest rates (range in %) [1]	3.0	–	4.0	2.8	–	3.3			3.0			0.0	3.3	–	9.3	0.9	–	10.5	–
Subtotal – Subsidiaries			32,469			35,192			23,472			16,955			14,800			65,349	188,237
Total long-term debt			32,469			35,482			23,472			16,955			14,800			70,137	193,315
of which structured notes			11,116			9,713			5,278			4,964			4,601			23,872	59,544
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Bank
Long-term debt
end of	2016	2015
Long-term debt (CHF million)
Senior	163,521	153,372
Subordinated	22,045	23,896
Non-recourse liabilities from consolidated VIEs	1,759	14,826
Long-term debt	187,325	192,094
of which reported at fair value	71,970	80,002
of which structured notes	59,544	54,848

Schedule of Structured notes	Structured notes by product
end of	2016	2015
Structured notes (CHF million)
Equity	35,980	35,594
Fixed income	16,395	11,534
Credit	5,713	5,261
Other	1,456	2,459
Total structured notes	59,544	54,848

Long-term debt by maturities
Long-term debt by maturities
end of			2017			2018			2019			2020			2021			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			12,106			10,920			15,250			8,839			7,324			31,059	85,498
Variable rate			19,168			13,343			7,234			5,648			7,055			25,575	78,023
Interest rates (range in %) [1]	0.0	–	14.6	0.0	–	14.2	0.0	–	13.6	0.1	–	14.3	0.1	–	4.0	0.1	–	8.2	–
Subordinated debt
Fixed rate			163			10,532			0			1,933			19			9,145	21,792
Variable rate			51			0			202			0			0			0	253
Interest rates (range in %) [1]	1.6	–	7.0	4.9	–	13.3			0.8	3.4	–	7.0			0.0	1.6	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			421			255			357			1			30			0	1,064
Variable rate			5			25			0			0			0			665	695
Interest rates (range in %) [1]	3.0	–	4.0	2.8	–	3.3			3.0			0.0	3.3	–	9.3	0.9	–	10.5	–
Total long-term debt			31,914			35,075			23,043			16,421			14,428			66,444	187,325
of which structured notes			11,116			9,713			5,278			4,964			4,601			23,872	59,544
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.